GOF SA1 11/16

SUPPLEMENT DATED NOVEMBER 29, 2016

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

 OF

EACH OF THE LISTED FUNDS

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Global Macro Opportunities Fund

Franklin K2 Long Short Credit Fund

Franklin Pelagos Commodities Strategy Fund

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Franklin LifeSmartTM Retirement Income Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin LifeSmartTM 2055 Retirement Target Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

Franklin NextStep Conservative Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Flexible Alpha Bond Fund

Franklin Global Government Bond Fund

Franklin Strategic Income Fund

Franklin Templeton ETF Trust

Franklin Liberty U.S. Low Volatility ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Templeton Global Trust

Templeton Global Currency Fund

Templeton Global Investment Trust

Templeton Emerging Markets Balanced Fund

Templeton Global Balanced Fund

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

The Statement of Additional Information is amended as follows:

I.                        For all Funds, the “Goals, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks - Derivative instruments – Interest rate swaps” section is replaced with the following:

Interest rate swaps.  An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party's obligation is based on an interest rate fixed to maturity while the other party's obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, LIBOR versus commercial paper) or on different terms of the same benchmark (for example, one-month LIBOR versus three-month LIBOR). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease the Fund's exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease the Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

II.                 For the Franklin Low Duration Total Return Fund, the tenth and last bullet points, and for the Franklin Total Return Fund, the eleventh and last bullet points, under the “Goals, Strategies and Risks – Additional Strategies” section are replaced with the following:

•         interest rate, currency, inflation index, fixed income total return and credit default swaps and options on credit default, fixed income total return and interest rate swaps (swaptions)

•         exchange traded funds (ETFs) and options thereon.

III.       For the Franklin Flexible Alpha Bond Fund, the fourth bullet point, under the “Goals, Strategies and Risks – Additional Strategies” section is replaced with the following:

•         options on: currencies, currency futures, interest rate/bond futures, interest rate swaps, credit default swaps, fixed income total return swaps and securities, including exchange-traded funds

IV.       For the Franklin Strategic Income Fund, the third bullet point, under the “Goals, Strategies and Risks – Additional Strategies” section is replaced with the following:

•         invest in derivative instruments, including currency-related instruments (currency forward contracts, futures, and options), swap agreements (including interest rate, credit default, inflation, total return and currency swaps), options on interest rate swaps (swaptions), credit default swaps and fixed income total return swaps, and interest rate/bond futures contracts and options thereon.

•         invest in exchange traded funds (ETFs) and options thereon

V.        For the Franklin Flexible Alpha Bond Fund, Franklin Low Duration Total Return Fund, Franklin Total Return and Franklin Strategic Income Fund, the “Goals, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks – Derivative Instruments – Options on swap agreements” section is amended to add the following:

An option on a total return swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new total return swap on a reference asset at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price).  Similar to a payer option on a credit default swap, in a payer option on a total return swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to sell the return on a reference asset or index at a predetermined spread on a future date in return for a regular payment. Similar to a receiver option on a credit default swap, in a receiver option on a total return swap the option buyer pays a premium for the right, but not the obligation to receive the total return of the reference asset or index in return for a regular payment.  Depending on the movement of market spreads with respect to the particular referenced asset or index between the time of purchase and expiration of the option, the value of the underlying total return swap and therefore the value of the option will change. Options on total return swaps currently are traded OTC and the specific terms of each option on a total return swap are negotiated directly with the counterparty.

Please keep this supplement with your Statement of Additional Information for future reference.